INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31,
	2020	2019
	U.S. dollars in thousands
Raw materials and auxiliary materials	$3,244	$1,651
Work in process	889	531
Finished products	3,031	1,181
	$7,164	$3,363